UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06640

American Strategic Income Portfolio Inc.-II
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

American Strategic Income Portfolio II

Description of Security	Date Acquired	Par Value Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) - 4.5%
Fixed Rate - 4.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$ 4,205,123	$ 4,322,285	$ 4,235,674
9.00%, 7/1/30, #C40149		239,815	245,829	260,432
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		295,272	296,707	300,888
5.50%, 6/1/17, #648508		402,117	403,927	405,210
5.00%, 9/1/17, #254486		614,696	616,165	610,604
5.00%, 11/1/17, #657356		1,224,437	1,230,280	1,216,286
6.50%, 6/1/29, #252497		1,339,180	1,330,642	1,376,468
7.50%, 4/1/30, #532867		48,808	47,257	50,915
7.50%, 5/1/30, #535289		149,338	144,599	155,784
8.00%, 5/1/30, #538266		42,695	42,185	45,114
8.00%, 6/1/30, #253347		195,369	193,034	206,436
Total U.S. Government Agency Mortgage-Backed Securities			8,872,910	8,863,811

Corporate Note (d) (e) - 2.6%
Adjustable Rate - 2.6%
Stratus Properties, 9.82%, 12/31/11	06/14/01	5,000,000	5,000,000	5,100,000

Whole Loans and Participation Mortgages (c) (d) - 75.5%
Commercial Loans - 39.5%
1336 and 1360 Energy Park Drive, St. Paul, MN, 7.55%, 10/1/08 (b)	09/29/98	2,553,708	2,553,708	2,604,783
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (b)	06/23/04	6,475,794	6,475,794	6,520,801
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11	06/23/04	1,497,955	1,497,955	1,572,852
Bigelow Office Building, Las Vegas, NV, 8.88%, 4/1/07 (b)	03/31/97	1,173,316	1,173,316	1,173,316
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,555,479	4,555,479	4,530,847
Cypress Point Office Park II, Tampa, FL, 5.30% 7/1/09 (b)	05/19/04	4,425,911	4,425,911	4,401,980
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,258,662	2,258,662	2,371,595
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	848,870	848,870	865,847
Katy Plaza II, Houston, TX, 10.88%, 9/1/06 (g)	01/01/04	1,785,892	1,785,892	1,612,846
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,452,146	4,452,146	4,429,268
Minikahda Mini Storage III, St. Paul, MN, 8.62%, 8/1/09 (b)	09/16/99	3,762,963	3,762,963	3,875,852
Minikahda Mini Storage V, St. Paul, MN, 8.75%, 9/1/09 (b)	07/02/01	2,065,589	2,065,589	2,127,557
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,570,146	1,570,146	1,648,653
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (g)	01/04/06	12,200,000	12,200,000	12,694,795
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (g)	04/30/01	1,450,000	1,450,000	1,508,204
Rapid Park Parking Lot, Minneapolis, MN, 7.35%, 1/1/11	08/07/97	3,847,568	3,847,568	3,962,995
Raveneaux Country Club, Spring, TX, 9.00%, 1/1/07 (e) (g)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,559,833	2,559,833	2,687,825
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	313,865	313,865	319,056
Woodmen Corporate Center, Colorado Springs, CO, 8.07%, 9/1/08 (e) (g)	08/08/05	9,950,000	9,950,000	10,045,241
			76,547,697	77,754,313

Multifamily Loans - 35.9%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (f) (g)	06/27/03	5,084,592	5,084,592	3,559,215
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	3,998,608	3,998,608	2,929,116
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (g)	09/30/04	3,850,000	3,850,000	3,571,542
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 8.32%, 9/1/06 (b) (e) (g)	07/23/03	7,966,000	7,966,000	5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 9.88%, 9/1/06 (f) (g)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (f) (g)	06/27/03	670,141	670,141	469,099
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (g)	06/27/03	3,111,280	3,111,280	2,177,896
RP-Plaza Development, Oxnard, CA, 8.72%, 3/1/10 (e) (g)	02/23/05	5,000,000	5,000,000	5,077,610
Sapphire Skies, Cle Elum, WA, 9.00%, 1/1/09 (e) (g)	12/23/05	9,250,000	9,250,000	9,250,000
Scottsdale Terrace, Scottsdale, AZ, 8.75%, 11/1/08 (e) (g)	10/31/05	3,424,068	3,424,068	3,424,068
Southridge Apartments, Austin, TX, 8.43%, 4/1/09 (b)	03/22/02	7,348,560	7,348,560	5,143,992
Summit Chase Apartments I, Coral Springs, FL, 8.00%, 7/1/07 (e) (g)	07/07/05	12,670,000	12,670,000	12,604,154
Summit Chase Apartments II, Coral Springs, FL, 10.00%, 7/1/07 (g)	07/07/05	2,534,000	2,534,000	2,158,162
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (g)	04/23/02	500,000	500,000	469,643
Trinity Oaks Apartments I, Dallas, TX, 8.32%, 4/1/09 (e) (g)	03/30/06	7,000,000	7,000,000	7,168,994
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (g)	03/30/06	1,690,000	1,690,000	1,424,298
Vista Bonita Apartments, Denton, TX, 8.47%, 4/1/08 (b) (e)	03/04/05	2,763,629	2,763,629	2,803,732
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	545,850	545,850	573,142
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,046,211	1,046,211	1,098,522
			80,043,939	70,593,085
Single Family Loans - 0.1%
Merchants Bank, 3 loans, Vermont, 10.48%, 12/1/20	12/18/92	66,342	66,887	68,259
PHH U.S. Mortgage, 3 loans, United States, 8.65%, 1/1/12	12/30/92	185,638	180,142	180,187
			247,029	248,446
Total Whole Loans and Participation Mortgages			156,838,665	148,595,844

Preferred Stocks - 16.8%
Real Estate Investment Trusts - 16.8%
AMB Property, Series L (b)		62,000	1,583,757	1,549,380
AMB Property, Series M (b)		14,360	367,561	361,154
AMB Property, Series O (b)		17,500	437,500	451,173
BRE Properties, Series C (b)		62,000	1,560,500	1,548,760
BRE Properties, Series D (b)		18,148	457,465	458,237
Developers Diversified Realty, Series H		63,700	1,636,809	1,632,631
Developers Diversified Realty, Series I		31,600	823,427	818,124
Duke Realty, Series J (b)		38,244	974,588	957,247
Duke Realty, Series K (b)		43,000	1,081,863	1,078,440
Duke Realty, Series L (b)		12,000	302,160	304,560
Duke Realty, Series M (b)		8,000	200,000	207,760
Equity Residential Properties, Series N (b)		85,000	2,132,834	2,149,650
First Industrial Realty Trust, Series J (b)		74,025	1,876,534	1,912,806
Health Care Properties, Series E (b)		10,000	257,000	262,500
Health Care Properties, Series F (b)		46,235	1,166,230	1,193,325
HRPT Properties, Series C (b)		100,000	2,500,000	2,617,000
Kimco Realty Corp, Series B (b)		58,000	1,406,500	1,473,200
New Plan Excel Realty Trust Inc., Series E (b)		10,375	264,563	266,326
Prologis Trust, Series F (b)		35,120	892,477	895,560
Prologis Trust, Series G (b)		43,190	1,098,075	1,108,256
PS Business Parks, Series H		35,000	868,036	892,150
PS Business Parks, Series I		20,000	485,578	506,000
PS Business Parks, Series M		43,180	1,077,682	1,107,135
Public Storage, Series A (b)		40,000	977,346	986,800
Public Storage, Series E (b)		15,000	377,550	383,250
Public Storage, Series X (b)		20,000	502,366	504,000
Public Storage, Series Z (b)		20,000	497,779	493,000
Realty Income Corp, Series D (b)		90,000	2,281,500	2,376,900
Regency Centers, Series C (b)		50,000	1,245,000	1,239,065
Regency Centers, Series D (b)		36,888	962,795	935,849
Vornado Realty Trust, Series F (b)		65,000	1,611,277	1,642,550
Vornado Realty Trust, Series G (b)		11,000	257,950	275,440
Vornado Realty Trust, Series I (b)		16,000	374,000	399,200
Total Preferred Stocks			32,538,702	32,987,428

Total Investments in Unaffiliated Securities			203,250,277	195,547,083

Real Estate Owned (h) - 9.9%
Hidden Woods Apartment Building, College Park, GA	12/18/02		13,594,598	10,088,000
Sussex Club Apartments Building, Athens, GA	04/08/03		10,413,791	9,409,001
Total Real Estate Owned			24,008,389	19,497,001

Short-Term Investment (i) - 1.3%
First American Prime Obligations Fund, Class Z		2,479,271	2,479,271	2,479,271

Total Investments in Securities (j) - 110.6%			$229,737,937	$217,523,355
Other Assets and Liabilities, Net - (10.6)%				(20,853,396)
Total Net Assets - 100.00%				$ 196,669,959

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of the each month.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, the projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

In accordance with the valuation procedures adopted by the fund's board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2006, the fund held fair valued securities with a value of $153,695,844 or 78.1% of net assets.

(b)	On November 30, 2006, securities valued at $88,862,959 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$ 7,897,568	11/10/06	5.35%	12/8/06	$ 32,863	(1)
	1,500,000	11/1/06	6.20%	12/1/06	7,744	(2)
	13,509,000	11/10/06	6.02%	12/11/06	70,029	(3)
	$22,906,568				$110,636

	* Interest rate as of November 30, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

	Name of broker and description of collateral:
	(1)					Morgan Stanley:
	Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,205,123 par
	Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $239,815 par
	Federal National Mortgage Association, 6.00%, 10/1/16, $295,272 par
	Federal National Mortgage Association, 5.50%, 6/1/17, $402,117 par
	Federal National Mortgage Association, 5.00%, 9/1/17, $614,696 par
	Federal National Mortgage Association, 5.00%, 11/1/17, $1,224,437 par
	Federal National Mortgage Association, 6.50%, 6/1/29, $1,339,180 par
	Federal National Mortgage Association, 7.50%, 4/1/30, $48,808 par
	Federal National Mortgage Association, 7.50%, 5/1/30, $149,338 par
	Federal National Mortgage Association, 8.00%, 5/1/30, $42,695 par
	Federal National Mortgage Association, 8.00%, 6/1/30, $195,369 par

	(2)					Morgan Stanley:
	1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,553,708 par
	5555 East Van Buren I, 5.68%, 7/1/11, $6,475,794 par
	Bigelow Office Building, 8.88%, 4/1/07, $1,173,316 par
	Chardonnay Apartments, 6.40%, 7/1/13, $3,998,608 par
	Cypress Point Office Park I, 5.30%, 6/1/09, $4,555,479 par
	Cypress Point Office Park II, 5.30%, 7/1/09, $4,425,911 par
	Hadley Avenue Business Center, 8.38%, 1/1/11, $2,258,662 par
	LaCosta Centre, 5.20%, 3/1/09, $4,452,146 par
	Minikahda Mini Storage III, 8.62%, 8/1/09, $3,762,963 par
	Minikahda Mini Storage V, 8.75%, 9/1/09, $2,065,589 par
	Misty Woods/Riverfall Square I, 8.32%, 9/1/06, $7,966,000 par
	Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,570,146 par
	Redwood Dental Building, 7.40%, 7/1/12, $2,559,833 par
	Southridge Apartments, 8.43%, 4/1/09, $7,348,560 par
	Vista Bonita Apartments, 8.47%, 4/1/08, $2,763,629 par

	(3)					Dresdner Bank:
	AMB Property, Series L, 62,000 shares
	AMB Property, Series M, 14,360 shares
	AMB Property, Series O, 17,500 shares
	BRE Properties, Series C, 62,000 shares
	BRE Properties, Series D, 18,148 shares
	Duke Realty, Series J, 38,244 shares
	Duke Realty, Series K, 43,000 shares
	Duke Realty, Series L, 12,000 shares
	Duke Realty, Series M, 8,000 shares
	Equity Residential Properties, Series N, 75,000 shares
	First Industrial Realty Trust, Series J, 74,025 shares
	Health Care Properties, Series E, 10,000 shares
	Health Care Properties, Series F, 22,800 shares
	HRPT Properties, Series C, 100,000 shares
	Kimco Realty Corp, Series B, 58,000 shares
	New Plan Excel Realty Trust Inc., Series E, 10,375 shares
	Prologis Trust, Series F, 35,120 shares
	Prologis Trust, Series G, 43,190 shares
	Public Storage, Series A, 40,000 shares
	Public Storage, Series E, 15,000 shares
	Public Storage, Series X, 20,000 shares
	Public Storage, Series Z, 20,000 shares
	Realty Income Corp, Series D, 90,000 shares
	Regency Centers, Series C, 50,000 shares
	Regency Centers, Series D, 36,888 shares
	Vornado Realty Trust, Series F, 65,000 shares
	Vornado Realty Trust, Series G, 11,000 shares
	Vornado Realty Trust, Series I, 16,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $15,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $15,000,000 lending commitment.

(c)

Interest rates on commercial and multifamily loans are the net coupon rates (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) in effect on November 30, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2006.

(d)

Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2006.
(f)	Loan not current on interest and/or principal payments.
(g)

Interest only - Represents securities that entitle holders to receive only interest payments on the mortgages. Principal balance of the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2006.

(h)	See note (a) above.
(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
(j)

On November 30, 2006, the cost of investments in securities was $229,737,937. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

	Gross unrealized appreciation			$ 2,585,053
	Gross unrealized depreciation			(14,799,635)
	Net unrealized depreciation			$(12,214,582)

Item 2 - Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.-II

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007